Condensed Financial Statements of the Company (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 3,988,393		¥ 3,404,094	¥ 3,433,569
Issue new shares to employees			201,087
Foreign currency translation	314		6,153	6,008
Exercise of share options	3,286		64,946	1,144
Private placement	(1,465,123)
Subscription receipt	260,492		22,187
Acquisition of additional interest in a subsidiary				(179,223)
Share of other comprehensive income in affiliates	(37,911)		37,567
Changes in fair value of short term investments			(632)	632
Net income	617,095		451,716	167,638
Balance	2,746,726		3,988,393	3,404,094
USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		$ 399,495
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	3,877,051		3,286,852	3,317,430
Foreign currency translation	(10,194)		(10,664)	2,177
Exercise of share options	3,286		64,946	1,144
Share-based compensation				4,937
Repurchase of ordinary shares from open market	(251,220)
Private placement			201,087
Subscription receipt	260,492		22,187
Distribution of dividend	(389,261)		(137,216)
Changes in fair value of short term investments
Repurchase of ordinary shares	(1,465,123)
Acquisition of additional interest in a subsidiary				(174,730)
Share of other comprehensive income in affiliates	(1,763)		1,263	16,126
Disposal of subsidiaries				632
Changes in fair value of short term investments			(632)	(37,911)
Net income	609,915		449,228	157,047
Balance	2,633,183		3,877,051	3,286,852
Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 9,571		¥ 8,658	¥ 8,592
Balance, shares | shares	1,300,191,084	1,300,191,084	1,165,072,926	1,155,059,526
Issue new shares to employees			¥ 455
Issue new shares to employees, shares | shares			66,000,000
Exercise of share options	¥ 12		¥ 458	¥ 17
Exercise of share options, shares | shares	1,760,000	1,760,000	69,118,158	2,597,400
Private placement
Private placement, shares | shares
Acquisition of additional interest in a subsidiary				¥ 49
Acquisition of additional interest in a subsidiary, shares | shares				7,416,000
Net income
Balance	¥ 9,583		¥ 9,571	¥ 8,658
Balance, shares | shares	1,301,951,084	1,301,951,084	1,300,191,084	1,165,072,926
Common Stock [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		$ 1,394
Balance, shares | shares	1,301,951,084	1,301,951,084
Common Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 9,571		¥ 8,658	¥ 8,592
Balance, shares | shares	1,300,191,084	1,300,191,084	1,165,072,926	1,155,059,526
Foreign currency translation
Exercise of share options	¥ 12		¥ 458	¥ 17
Exercise of share options, shares | shares	1,760,000	1,760,000	69,118,158	2,597,400
Share-based compensation
Repurchase of ordinary shares from open market
Private placement			¥ 455
Private placement, shares | shares			66,000,000
Subscription receipt
Distribution of dividend
Changes in fair value of short term investments
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary				¥ 49
Acquisition of additional interest in a subsidiary, shares | shares				7,416,000
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance	¥ 9,583		¥ 9,571	¥ 8,658
Balance, shares | shares	1,301,951,084	1,301,951,084	1,300,191,084	1,165,072,926
Common Stock [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Balance | $		1,394
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 2,429,559		¥ 2,301,655	¥ 2,454,244
Issue new shares to employees			200,632
Exercise of share options	3,274		64,488	1,127
Private placement	(1,464,163)
Subscription receipt
Acquisition of additional interest in a subsidiary				(174,779)
Changes in fair value of short term investments
Net income
Balance	437,176		2,429,559	2,301,655
Additional Paid-in Capital [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		63,584
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	2,429,559		2,301,655	2,454,244
Foreign currency translation
Exercise of share options	3,274		64,488	1,127
Share-based compensation				4,937
Repurchase of ordinary shares from open market	(251,024)
Private placement			200,632
Subscription receipt
Distribution of dividend	(280,470)		(137,216)
Changes in fair value of short term investments
Repurchase of ordinary shares	(1,464,163)
Acquisition of additional interest in a subsidiary				(174,779)
Share of other comprehensive income in affiliates				16,126
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance	437,176		2,429,559	2,301,655
Additional Paid-in Capital [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Issue new shares to employees
Exercise of share options
Private placement	¥ (960)
Private placement, shares | shares	150,000,000	150,000,000
Subscription receipt
Changes in fair value of short term investments
Net income
Balance	¥ (1,156)
Balance, shares | shares	178,475,480	178,475,480
Treasury Stock [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		$ (168)
Balance, shares | shares	178,475,480	178,475,480
Treasury Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Balance, shares | shares
Foreign currency translation
Exercise of share options
Share-based compensation
Repurchase of ordinary shares from open market	¥ (196)
Repurchase of ordinary shares from open market, shares | shares	28,475,480	28,475,480
Private placement
Subscription receipt
Distribution of dividend
Changes in fair value of short term investments
Repurchase of ordinary shares	¥ (960)
Repurchase of ordinary shares, shares | shares	150,000,000	150,000,000
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance	¥ (1,156)
Balance, shares | shares	178,475,480	178,475,480
Treasury Stock [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Balance | $		(168)
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 1,468,708		1,018,928	871,356
Issue new shares to employees
Exercise of share options
Private placement
Subscription receipt
Acquisition of additional interest in a subsidiary
Changes in fair value of short term investments
Net income	609,915		449,228	157,047
Balance	1,799,989		1,468,708	1,018,928
Retained Earnings [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		261,798
Retained Earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	1,779,746		1,330,518	1,173,471
Foreign currency translation
Exercise of share options
Share-based compensation
Repurchase of ordinary shares from open market
Private placement
Subscription receipt
Distribution of dividend	(108,791)
Changes in fair value of short term investments
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income	609,915		449,228	157,047
Balance	2,280,870		1,779,746	1,330,518
Retained Earnings [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
AOCI Attributable to Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(93,108)		(65,844)	(50,048)
Issue new shares to employees
Exercise of share options
Private placement
Subscription receipt
Acquisition of additional interest in a subsidiary
Changes in fair value of short term investments			(632)	632
Net income
Balance	(93,290)		(93,108)	(65,844)
AOCI Attributable to Parent [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance | $		(13,568)
AOCI Attributable to Parent [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(93,108)		(65,844)	(50,048)
Foreign currency translation	1,581		(27,895)	21,483
Exercise of share options
Share-based compensation
Repurchase of ordinary shares from open market
Private placement
Subscription receipt
Distribution of dividend
Changes in fair value of short term investments			(632)
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates	(1,763)		1,263
Disposal of subsidiaries				632
Changes in fair value of short term investments				(37,911)
Net income
Balance	(93,290)		(93,108)	(65,844)
AOCI Attributable to Parent [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Subscription Receivables [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(248,717)		(288,135)	(268,829)
Issue new shares to employees
Exercise of share options
Private placement
Subscription receipt	260,492		22,187
Acquisition of additional interest in a subsidiary
Changes in fair value of short term investments
Net income
Balance			(248,717)	(288,135)
Subscription Receivables [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Subscription Receivables [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(248,717)		(288,135)	(268,829)
Foreign currency translation	(11,775)		17,231	(19,306)
Exercise of share options
Share-based compensation
Repurchase of ordinary shares from open market
Private placement
Subscription receipt	260,492		22,187
Distribution of dividend
Changes in fair value of short term investments
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance			¥ (248,717)	¥ (288,135)
Subscription Receivables [Member] | Parent Company [Member] | USD [Member]
Condensed Financial Statements, Captions [Line Items]
Net income | $
Balance | $